Off balance sheet commitments and lease contracts	12 Months Ended
Dec. 31, 2025
Off-balance sheet commitments and lease contracts
Off-balance sheet commitments and lease contracts

Note 13 Off-balance sheet commitments and lease contracts

13.1 OFF-BALANCE SHEET COMMITMENTS AND CONTRACTUAL OBLIGATIONS

	Maturity and installments
As of December 31, 2025		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	38,953	–	13,097	25,856
Current portion of non-current debt obligations net of hedging instruments (Note 15)	2,677	2,677	–	–
Lease obligations (Note 13.2)	9,927	1,876	3,782	4,269
Asset retirement obligations (Note 12)	9,262	504	1,238	7,520
Contractual obligations recorded in the balance sheet	60,819	5,057	18,117	37,645
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	3,168	861	1,743	564
Purchase obligations	198,957	13,026	50,521	135,410
Contractual obligations not recorded in the balance sheet	202,125	13,887	52,264	135,974
TOTAL OF CONTRACTUAL OBLIGATIONS	262,944	18,944	70,381	173,619
Guarantees given to customs authorities	2,146	2,056	5	85
Guarantees given on borrowings	27,653	146	18,212	9,295
Guarantees related to sales of businesses	321	168	153	–
Guarantees of current liabilities	243	223	6	14
Guarantees to customers / suppliers	29,685	8,388	6,394	14,903
Letters of credit	4,308	4,102	179	27
Other operating commitments	19,153	6,013	2,037	11,103
TOTAL OF OTHER COMMITMENTS GIVEN	83,509	21,096	26,986	35,427
Assets received as collateral (security interests)	43	12	16	15
Sales obligations	115,446	9,588	51,780	54,078
Other commitments received	33,331	26,642	3,595	3,094
TOTAL OF COMMITMENTS RECEIVED	148,820	36,242	55,391	57,187
of which commitments given relating to joint ventures	33,915	378	12,304	21,233
of which commitments given relating to associates	65,185	169	14,562	50,454

	Maturity and installments
As of December 31, 2024		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	34,684	–	13,950	20,734
Current portion of non-current debt obligations net of hedging instruments (Note 15)	3,863	3,863	–	–
Lease obligations (Note 13.2)	9,917	2,095	3,893	3,929
Asset retirement obligations (Note 12)	11,359	524	1,588	9,247
Contractual obligations recorded in the balance sheet	59,823	6,482	19,431	33,910
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	3,429	772	1,746	911
Purchase obligations	188,827	12,307	47,855	128,665
Contractual obligations not recorded in the balance sheet	192,256	13,079	49,601	129,576
TOTAL OF CONTRACTUAL OBLIGATIONS	252,079	19,561	69,032	163,486
Guarantees given to customs authorities	1,908	1,839	9	60
Guarantees given on borrowings	22,317	419	12,887	9,011
Guarantees related to sales of businesses	306	154	152	-
Guarantees of current liabilities	167	167	–	-
Guarantees to customers / suppliers	27,510	11,618	1,599	14,293
Letters of credit	3,974	3,767	189	18
Other operating commitments	19,093	6,198	818	12,077
TOTAL OF OTHER COMMITMENTS GIVEN	75,275	24,162	15,654	35,459
Assets received as collateral (security interests)	40	17	12	11
Sales obligations	116,850	10,743	55,870	50,237
Other commitments received	25,736	19,822	2,838	3,076
TOTAL OF COMMITMENTS RECEIVED	142,626	30,582	58,720	53,324
of which commitments given relating to joint ventures	35,755	87	12,267	23,401
of which commitments given relating to associates	90,221	674	21,074	68,473

	Maturity and installments
As of December 31, 2023		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	31,493	–	13,068	18,425
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,669	5,669	–	–
Lease obligations (Note 13.2)	9,477	1,721	3,652	4,104
Asset retirement obligations (Note 12)	11,585	453	1,452	9,680
Contractual obligations recorded in the balance sheet	58,224	7,843	18,172	32,209
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	2,221	643	1,049	529
Purchase obligations	178,772	14,536	40,850	123,386
Contractual obligations not recorded in the balance sheet	180,993	15,179	41,899	123,915
TOTAL OF CONTRACTUAL OBLIGATIONS	239,217	23,022	60,071	156,124
Guarantees given to customs authorities	2,001	1,913	47	41
Guarantees given on borrowings	19,219	582	9,506	9,131
Guarantees related to sales of businesses	312	160	–	152
Guarantees of current liabilities	67	67	–	–
Guarantees to customers / suppliers	23,382	6,768	3,946	12,668
Letters of credit	3,294	3,002	270	22
Other operating commitments	20,409	8,698	1,083	10,628
TOTAL OF OTHER COMMITMENTS GIVEN	68,684	21,190	14,852	32,642
Assets received as collateral (security interests)	42	22	8	12
Sales obligations	97,436	8,470	47,178	41,788
Other commitments received	25,365	18,025	3,355	3,985
TOTAL OF COMMITMENTS RECEIVED	122,843	26,517	50,541	45,785
of which commitments given relating to joint ventures	32,846	906	10,643	21,297
of which commitments given relating to associates	97,130	850	14,676	81,604

A.    Contractual obligations

Debt obligations

“Non-current debt obligations” are included in the items “Non-current financial debt” and “Non-current financial assets” of the Consolidated Balance Sheet. It includes the non-current portion of swaps hedging bonds and excludes non-current lease obligations of $8,051 million.

The current portion of non-current debt is included in the items “Current borrowings”, “Current financial assets” and “Other current financial liabilities” of the Consolidated Balance Sheet. It includes the current portion of swaps hedging bonds and excludes the current portion of lease obligations of $1,876 million.

The information regarding contractual obligations linked to indebtedness is presented in Note 15 to the Consolidated Financial Statements.

Lease contracts

The information regarding leases is presented in Note 13.2 to the Consolidated Financial Statements.

Asset retirement obligations

This item represents the discounted present value of Exploration & Production and Integrated LNG asset retirement obligations, primarily asset removal costs at the completion date. The information regarding contractual obligations linked to asset retirement obligations is presented in Note 12 to the Consolidated Financial Statements.

Purchase obligations

Purchase obligations are obligations under contractual agreements to purchase goods or services, including capital projects. These obligations are enforceable and legally binding on the company and specify all significant terms, including the amount and the timing of the payments.

These obligations mainly include: unconditional hydrocarbon purchase contracts (except where an active, highly-liquid market exists and when the hydrocarbons are expected to be re-sold shortly after purchase) in the Integrated LNG segment, reservation of transport capacities in pipelines, unconditional exploration works and development works in the Exploration & Production and Integrated LNG segment, and contracts for capital investment projects in the Refining & Chemicals segment.

B.    Other commitments given

Guarantees given to customs authorities

These consist of guarantees given by TotalEnergies to customs authorities in order to guarantee the payments of taxes and excise duties on the importation of oil and gas products, mostly in France.

Guarantees given on borrowings

TotalEnergies guarantees bank debt and lease obligations of certain non-consolidated subsidiaries and equity affiliates. Maturity dates vary, and guarantees will terminate on payment and/or cancellation of the obligation. A payment would be triggered by failure of the guaranteed party to fulfill its obligation covered by the guarantee, and no assets are held as collateral for these guarantees. As of December 31, 2025, the maturities of these guarantees are up to 2049.

As of December 31, 2025, the guarantees provided by TotalEnergies SE in connection with the financing of the Mozambique LNG project amount to $4,600 million as in 2024.

As of December 31, 2025, the guarantees provided by TotalEnergies SE in connection with the financing of the Ichthys LNG project amount to $3,914 million. As of December 31, 2024, the guarantees amounted to $4,022 million.

As of December 31, 2025, the guarantees provided by TotalEnergies SE in connection with the financing of the Yamal LNG project amount to $3,299 million. As of December 31, 2024, the guarantees amounted to $3,243 million.

As of December 31, 2025, the guarantees provided by TotalEnergies SE in connection with the financing of the Amiral project amount to $2,584 million as in 2024.

As of December 31, 2025, the guarantees provided by TotalEnergies Holdings in connection with the financing of the Oranje Wind (HKW) project, amount to $1,469 million. As of December 31, 2024 the guarantees amounted to $1,299 million.

As of December 31, 2025, the guarantees provided by TotalEnergies SE in connection with the financing of the Bayport Polymers LLC project, amount to $1,400 million as in 2024.

As of December 31, 2025, the guarantee provided by TotalEnergies SE in connection with the financing of the North Field South project, amount to $1,300 million.

As of December 31, 2025, the guarantees provided by TotalEnergies SE in connection with the financing of the EACOP project, amount to $1,245 million.

As of December 31, 2025, the guarantees provided by TotalEnergies SE in connection with the financing of the Arctic LNG2 project amount to $1,116 million. As of December 31, 2024, the guarantees amounted to $987 million.

As of December 31, 2025, TotalEnergies SE has confirmed guarantees for TotalEnergies Refining Saudi Arabia SAS shareholders' advances for an amount of $1,025 million as in 2024.

As of December 31, 2025, the guarantees provided by TotalEnergies Holdings in connection with the financing of the Rio Grande LNG project amount to $800 million as in 2024.

Indemnities related to sales of businesses

In the ordinary course of business, TotalEnergies executes contracts involving standard indemnities for the oil industry and indemnities specific to transactions such as sales of businesses. These indemnities might include claims against any of the following: environmental, tax and shareholder matters, intellectual property rights, governmental regulations and employment-related matters, and commercial contractual relationships. Performance under these indemnities would generally be triggered by a breach of terms of the contract or by a third party claim. TotalEnergies regularly evaluates the probability of having to incur costs associated with these indemnities.

Other guarantees given

Non-consolidated subsidiaries

TotalEnergies also guarantees the current liabilities of certain non-consolidated subsidiaries. Performance under these guarantees would be triggered by a financial default of the entity.

Operating agreements

As part of normal ongoing business operations and consistent with generally accepted industry practices, TotalEnergies enters into numerous agreements with other parties. These commitments are often entered into for commercial purposes, for regulatory purposes or for other operating agreements.

C.    Commitments received

Sales obligations

These amounts represent binding obligations to sell goods, including in particular hydrocarbon sales contracts (except where an active, highly-liquid market exists and when the volumes are expected to be re-sold shortly after purchase).

13.2 LEASE CONTRACTS

Accounting principles

A lease contract is a contract that grants lessee the right to use an identified asset for a specified period of time in exchange for consideration. At lease inception, an asset corresponding to right of use and a debt are recognized in the lessee’s balance sheet. Carrying value of right of use corresponds to present value of future lease payments plus any direct costs incurred for concluding the contract. Lease debt is recorded as a liability in the balance sheet under financial debts. Rights of use are depreciated over the useful lives applied by TotalEnergies.

Leases that are of short duration or that relate to low value assets are not recorded in the balance sheet, in accordance with the exemptions in the standard. They are presented as off-balance sheet commitments.

TotalEnergies mainly leases real estate, service stations, ships, and other equipment (refer to Note 7 to the Consolidated Financial Statements).

The future minimum lease payments on leases to which TotalEnergies is committed are as follows:

For the year ended December 31, 2025		Leases recorded in
(M$)	Exempted contracts	balance sheet
2026	861	2,616
2027	644	1,828
2028	449	1,430
2029	343	1,257
2030	306	1,056
2031 and beyond	565	6,793
Total minimum payments	3,168	14,980
Less financial expenses		(5,053)
Nominal value of contracts		9,927
Less current portion of lease contracts (Note 15)		(1,876)
Non-current lease liabilities		8,051

For the year ended December 31, 2024		Leases recorded in
(M$)	Exempted contracts	balance sheet
2025	772	2,713
2026	494	1,916
2027	497	1,414
2028	418	1,202
2029	337	1,086
2030 and beyond	911	6,215
Total minimum payments	3,429	14,546
Less financial expenses		(4,629)
Nominal value of contracts		9,917
Less current portion of lease contracts (Note 15)		(2,095)
Non-current lease liabilities		7,822

For the year ended December 31, 2023		Leases recorded in
(M$)	Exempted contracts	balance sheet
2024	643	2,473
2025	406	1,607
2026	249	1,384
2027	231	1,142
2028	163	1,007
2029 and beyond	529	6,188
Total minimum payments	2,221	13,801
Less financial expenses		(4,324)
Nominal value of contracts		9,477
Less current portion of lease contracts (Note 15)		(1,721)
Non-current lease liabilities		7,756

For the year ended December 31, 2025, rental expense recorded in the income statement and incurred under short term leases or low value assets leases and under variable lease payments is $417 million and $173 million, respectively.

For the year ended December 31, 2024, rental expense recorded in the income statement and incurred under short term leases or low value assets leases and under variable lease payments is $641 million and $103 million, respectively.

For the year ended December 31, 2023, rental expense recorded in the income statement and incurred under short term leases or low value assets leases and under variable lease payments is $1,007 million and $183 million, respectively.

Other information required on lease debts, notably their maturity, is presented in Note 15 to the Consolidated Financial Statements.